Trade and Other Receivables - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade and Other Receivables
Contract assets	€ 8,880	€ 19,999	€ 843